Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	Rockwood Holdings, Inc.
Entity Central Index Key	0001315695
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false